Share capital and share premium (Details)							1 Months Ended	12 Months Ended
	Mar. 29, 2022 shares	Mar. 23, 2022 shares	Feb. 04, 2021 shares	Feb. 02, 2021 shares	May 29, 2020 shares	May 28, 2020 shares	Jan. 31, 2023 shares	Dec. 31, 2022 EquityInstruments shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period							55,395,856	51,668,315	47,571,283	42,761,528
Exercise of Options								1,024,626	503,282	602,463
Vesting of RSUs | EquityInstruments								19,581
Number of shares outstanding at end of period								55,395,856	51,668,315	47,571,283
Issuance of shares in January 2023 relating to exercise of stock options and vesting of RSU in December 2022							15,076
Global Offering
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option		2,333,334		3,125,000		3,658,515
Underwriters' Over Allotment Option
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option	350,000		468,750		548,777